Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total	$ 10,204,328,802	$ 10,439,464,807
Receivables:
Notes receivable from participants	108,857,803	104,596,639
Contributions receivable from participants	11,888,781	12,332,661
Contributions receivable from The Sherwin-Williams Company	35,757,027	7,054,903
Other	457,405	110,618
Total	156,961,016	124,094,821
Net assets available for benefits	10,361,289,818	10,563,559,628
The Sherwin-Williams Company common stock
Assets:
Total	4,823,725,214	5,701,234,107
Mutual funds
Assets:
Total	541,366,478	518,643,717
Collective trust funds
Assets:
Total	4,709,882,593	4,097,411,496
Money market fund
Assets:
Total	$ 129,354,517	$ 122,175,487